SEGMENT INFORMATION (Details) (10-K) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Segment	Sep. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
Number of reportable segments			3		3
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues	$ 8,725	$ 9,349	$ 26,822	$ 28,806	$ 37,723	$ 36,957
Cost of goods sold	7,955	7,473	23,808	23,426	31,651	29,386
Gross profit	770	1,876	3,014	5,380	6,072	7,571
Intersegment fees		0		0	0	0
Depreciation and amortization (in selling, general and administrative)	(302)	(521)	(951)	(1,691)	(2,062)	(2,651)
Impairment of intangibles and property		0	(300)	(1,069)	(1,069)	(1,592)
Recoveries from former customers					0	1,800
Other operating expense	(3,132)	(2,709)	(8,774)	(9,229)	(11,628)	(14,712)
Loss from operations	(2,664)	(1,354)	(6,711)	(6,609)	(8,687)	(9,584)
Net loss attributable to RiceBran Technologies shareholders	(2,071)	(368)	(9,851)	(9,398)	(9,509)	(10,099)
Interest expense	(1,084)	(498)	(2,879)	(1,303)	(1,926)	(1,763)
Depreciation (in costs of goods sold)	(675)	(578)	(2,024)	(1,932)	(2,550)	(2,329)
Segment Reporting Information, Additional Information [Abstract]
Purchases of property	1,051	2,031	2,301	5,824	6,482	6,867
Property, net (variable interest entity restricted $5,231 and $5,757)	25,820		25,820		28,457	27,995
Goodwill, end of period	4,331		4,331		4,773	5,240
Intangible assets, net, end of period	1,690		1,690		2,575	3,928
Total assets, end of period	41,826		41,826		47,006	52,232
Revenues from External Customers by Geographical Area [Line Items]
Revenues	8,725	9,349	26,822	28,806	37,723	36,957
United States [Member]
Revenues from External Customers by Geographical Area [Line Items]
Revenues					16,177	9,178
Brazil [Member]
Revenues from External Customers by Geographical Area [Line Items]
Revenues					18,266	19,141
Other International [Member]
Revenues from External Customers by Geographical Area [Line Items]
Revenues	1,625	2,038	3,263	5,908	3,280	8,638
Corporate [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues	0	0	0	0	0	0
Cost of goods sold	0	0	0	0	0	0
Gross profit	0	0	0	0	0	0
Intersegment fees		57		169	347	(439)
Depreciation and amortization (in selling, general and administrative)	(6)	(175)	(17)	(246)	(197)	(119)
Impairment of intangibles and property		0		0	0	(240)
Recoveries from former customers						0
Other operating expense	(1,292)	(836)	(3,627)	(3,559)	(4,768)	(5,556)
Loss from operations	(1,298)	(954)	(3,644)	(3,636)	(4,618)	(6,354)
Net loss attributable to RiceBran Technologies shareholders	(1,433)	(220)	(8,255)	(7,229)	(7,046)	(6,875)
Interest expense	(666)	(173)	(1,541)	(494)	(743)	(619)
Depreciation (in costs of goods sold)	0	0	0	0	0	0
Segment Reporting Information, Additional Information [Abstract]
Purchases of property	6	0	12	0	1	0
Property, net (variable interest entity restricted $5,231 and $5,757)	59		59		36	263
Goodwill, end of period	0		0		0	0
Intangible assets, net, end of period	0		0		0	0
Total assets, end of period	3,328		3,328		3,201	4,672
USA [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues	3,065	3,065	9,099	9,629	12,633	10,700
Cost of goods sold	2,332	2,184	6,895	6,737	8,946	7,566
Gross profit	733	881	2,204	2,892	3,687	3,134
Intersegment fees		0		0	0	0
Depreciation and amortization (in selling, general and administrative)	(119)	(145)	(358)	(784)	(1,006)	(1,306)
Impairment of intangibles and property		0		(1,069)	(1,069)	(1,352)
Recoveries from former customers						1,800
Other operating expense	(622)	(662)	(1,743)	(1,959)	(2,364)	(3,728)
Loss from operations	(8)	74	103	(920)	(752)	(1,452)
Net loss attributable to RiceBran Technologies shareholders	(8)	73	103	(937)	(770)	(1,631)
Interest expense	0	0	0	(17)	(17)	(180)
Depreciation (in costs of goods sold)	(207)	(179)	(665)	(714)	(899)	(993)
Segment Reporting Information, Additional Information [Abstract]
Purchases of property	19	6	147	72	150	98
Property, net (variable interest entity restricted $5,231 and $5,757)	7,442		7,442		8,731	11,899
Goodwill, end of period	0		0		0	0
Intangible assets, net, end of period	836		836		1,133	1,612
Total assets, end of period	10,122		10,122		11,609	14,219
Brazil [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues	5,660	6,284	17,723	19,177	25,090	26,257
Cost of goods sold	5,623	5,289	16,913	16,689	22,705	21,820
Gross profit	37	995	810	2,488	2,385	4,437
Intersegment fees		(57)		(169)	(347)	439
Depreciation and amortization (in selling, general and administrative)	(177)	(201)	(576)	(661)	(859)	(1,226)
Impairment of intangibles and property		0		0	0	0
Recoveries from former customers						0
Other operating expense	(1,218)	(1,211)	(3,404)	(3,711)	(4,496)	(5,428)
Loss from operations	(1,358)	(474)	(3,170)	(2,053)	(3,317)	(1,778)
Net loss attributable to RiceBran Technologies shareholders	(630)	(221)	(1,699)	(1,232)	(1,693)	(1,593)
Interest expense	(418)	(325)	(1,338)	(792)	(1,166)	(964)
Depreciation (in costs of goods sold)	(468)	(399)	(1,359)	(1,218)	(1,651)	(1,336)
Segment Reporting Information, Additional Information [Abstract]
Purchases of property	1,026	2,025	2,142	5,752	6,331	6,769
Property, net (variable interest entity restricted $5,231 and $5,757)	18,319		18,319		19,690	15,833
Goodwill, end of period	4,331		4,331		4,773	5,240
Intangible assets, net, end of period	854		854		1,442	2,316
Total assets, end of period	$ 28,376		$ 28,376		$ 32,196	$ 33,341